Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Cash Flow Statement [Abstract]
Amounts receivable	$ 2.7	$ (13.6)
Inventory	53.3	(26.0)
Advances and prepaid expenses	2.0	(0.6)
Accounts payable and accrued liabilities	(40.9)	2.3
Income taxes (paid) refunded	(82.2)	(8.3)
Increase (decrease) in working capital	$ (65.1)	$ (46.2)